EQUITY - Equity Components (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance	$ 5,568	$ 5,279	$ 5,141	$ 4,874
Share capital
Balance	177	177	177	177
Share premium
Balance	614	612	610	608
Capital redemption reserve
Balance	18	18	18	18
Treasury shares
Balance	(120)	(157)	(189)	$ (214)
Retained earnings and other reserves
Balance	$ 4,879	$ 4,629	$ 4,525